Risk management, funding and liquidity risk and market risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 66,690	$ 58,245
Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	6,215	4,229
Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	1	3
Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	2,572	1,800
Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	57,902	52,213
Parent Entity
Assets pledged as collateral
Financial assets pledged to secure liabilities	62,231	55,117
Parent Entity | Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	6,178	4,052
Parent Entity | Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	1	3
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	2,572	1,800
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 53,480	$ 49,262